Amortized Cost and Estimated Fair Value of Securities by Contractual Maturity (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Securities available-for-sale, amortized cost
Due in one year or less	$ 2,429,035
Due after one year through five years	25,040,034
Due after five years through ten years	106,046,230
Due after ten years	298,550,291
Amortized Cost	432,065,590	413,973,929
Securities available-for-sale, fair value
Due in one year or less	2,448,452
Due after one year through five years	26,060,534
Due after five years through ten years	101,286,491
Due after ten years	268,380,925
Fair Value	$ 398,176,402	$ 420,907,815